Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows provided by (used in) operating activities
Income (loss) from continuing operations	$ (3,058)	$ (229)	$ 279
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
- Deferred income taxes (note 14)	(1,007)	(333)	(225)
- Share-based compensation (note 19)	2,409	952	287
- Inventory provision (note 7)	6,377	1,820	1,026
- Provision (recovery) for doubtful accounts	1,412	(49)	329
- Loss on disposal and impairment of property, plant and equipment (note 9)	478	26	74
- Depreciation of property, plant and equipment and amortization of licenses (note 9)	5,063	6,258	7,837
- Amortization of prepaid land lease payments (note 10)	247	261	267
- Government grants recognized in income	(6,984)	(1,637)	(104)
- Accretion expenses	0	120	114
Changes in:
- Accounts receivable	(15,122)	41	(9,691)
- Inventories	(3,025)	28	(6,130)
- Income tax payable	1,720	576	899
- Prepaid expenses and deposits	(436)	434	(506)
- Deferred revenue	(4,959)	(3,639)	601
- Accounts payable and accrued liabilities	2,739	(298)	(3,493)
- Other non-current liabilities	339	779	932
-Restricted cash	(1,557)	(1,677)	0
-Time deposits	0	1,500	(1,500)
Net cash provided by (used in) operating activities from continuing operations	(15,364)	4,933	(9,004)
Net cash used in operating activities from discontinued operations	(95)	(722)	(1,123)
Net cash provided by (used in) operating activities	(15,459)	4,211	(10,127)
Cash flows provided by (used in) financing activities
- Proceeds from bank loans	45,462	21,312	17,837
- Repayments of bank loans	(24,850)	(46,786)	(15,962)
- Proceeds from issuance of common stock, net of share issuance costs	315	732	512
- Proceeds from shares subscribed	0	18	51
- Government grants received (note 16)	6,857	544	3,520
- Repayment of loan from a non-controlling shareholder	0	(16)	(649)
Net cash provided by (used in) financing activities	27,784	(24,196)	5,309
Cash flows used in investing activities
- Proceeds from disposal of equipment	26	81	0
- Acquisition of property, plant and equipment	(12,654)	(5,299)	(10,913)
- Net proceeds from disposal of subsidiary	861	801	0
Net cash used in investing activities from continuing operations	(11,767)	(4,417)	(10,913)
Net cash used in investing activities from discontinued operations	(9)	(98)	(90)
Net cash used in investing activities	(11,776)	(4,515)	(11,003)
Effect of exchange rate changes on cash and cash equivalents, including cash classified within current assets held for sale	(2,092)	(1,541)	(1,403)
Decrease in cash and cash equivalents, including cash from discontinued operation	(1,543)	(26,041)	(17,224)
Less: Net decrease in cash from discontinued operation	(143)	(82)	(500)
Decrease in cash and cash equivalents	(1,400)	(25,959)	(16,724)
Cash and cash equivalents, beginning of year	63,834	89,793	106,517
Cash and cash equivalents, end of year	62,434	63,834	89,793
Supplemental disclosure of cash flow information:
Cash paid for interest	1,662	1,722	3,152
Cash paid for income taxes	$ 1,885	$ 2,058	$ 491